Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
ROU assets under operating lease arrangement	€ 67.8
Operating Lease, Right-of-Use Asset	205.4	€ 137.6
Operating, Total Cash Outflow	73.2	67.1	€ 54.5
Finance, Total Cash Outflow	€ 2.8	€ 0.0	€ 0.0
Operating, Weighted average remaining lease term (months)	70 months	60 months	57 months
Finance, Weighted average remaining lease term (months)	230 months	0 months	0 months
Operating, Weighted average discount rate (%)	2.20%	2.10%	2.20%
Finance, Weighted average discount rate (%)	0.70%	0.00%	0.00%